CONSOLIDATED STATEMENT OF CASH FLOWS € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Net profit (loss) of the year – continuing operations		€ 4,137		€ 3,377		€ (1,044)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities
Depreciation and amortization		6,988		7,483		7,559
Net Impairments (reversals) of tangible and intangible assets		866		(225)		(475)
Write-off of tangible and intangible assets		100		263		350
Share of (profit) loss of equity-accounted investments		68		267		326
Gain on disposal of assets, net		(474)		(3,446)		(48)
Dividend income		(231)		(205)		(143)
Interest income		(185)		(283)		(209)
Interest expense		614		671		645
Income taxes		5,970		3,467		1,936
Other changes		(474)		894		(9)
Changes in working capital:
- inventories		15		(346)		(273)
- trade receivables		334		657		1,286
- trade payables		642		284		1,495
- provisions for contingencies		(238)		96		(1,043)
- other assets and liabilities		879		749		647
Cash flow from changes in working capital		1,632		1,440		2,112
Net change in the provisions for employee benefits		109		38		22
Dividends received		275		291		212
Interest received		87		104		160
Interest paid		(609)		(582)		(780)
Income taxes paid, net of tax receivables received		(5,226)		(3,437)		(2,941)
Net cash provided by operating activities		13,647		10,117		7,673
Investing activities:
- tangible assets		(8,778)		(8,490)		(9,067)
- intangible assets		(341)		(191)		(113)
- consolidated subsidiaries and businesses net of cash and cash equivalent acquired		(119)
- investments		(125)		(510)		(1,164)
- securities		(432)		(316)		(1,336)
- financial receivables		(554)		(657)		(1,208)
- change in payables in relation to investing activities and capitalized depreciation		408		152		(8)
Cash flow from investing activities		(9,941)		(10,012)		(12,896)
Disposals:
- tangible assets		1,089		2,745		19
- intangible assets		5		2
- consolidated subsidiaries and businesses net of cash and cash equivalent disposed of		(47)		2,662		(362)
- tax on disposals				(436)
- investments		195		482		508
- securities		61		224		20
- financial receivables		496		999		8,063
- change in receivables in relation to disposals		606		(434)		205
Cash flow from disposals		2,405		6,244		8,453
Net cash used in investing activities		(7,536)		(3,768)		(4,443)
Increase in long-term financial debt		3,790		1,842		4,202
Repayments of long-term financial debt		(2,757)		(2,973)		(2,323)
Increase (decrease) in short-term financial debt		(713)		(581)		(2,645)
Cash flows from used in increase (decrease) in borrowings		320		(1,712)		(766)
Dividends paid to Eni's shareholders		(2,954)		(2,880)		(2,881)
Dividends paid to non-controlling interest		(3)		(3)		(4)
Net cash used in financing activities		(2,637)		(4,595)		(3,651)
Effect of change in consolidation (inclusion/exclusion of significant/insignificant subsidiaries)				7		(5)
Effect of cash and cash equivalents pertaining to discontinued operations						889
Effect of exchange rate changes and other changes on cash and cash equivalents		18		(72)		2
Net cash flow of the year		3,492		1,689		465
Cash and cash equivalents – beginning of the year		7,363	[1]	5,674	[1]	5,209
Cash and cash equivalents – end of the year	[1]	10,836		7,363		5,674
Related parties [member]
Changes in working capital:
Net cash provided by operating activities		(2,707)		(2,843)		(3,749)
Disposals:
Net cash used in investing activities		(3,314)		(3,115)		3,752
Net cash used in financing activities		€ 16		€ (16)		€ (192)

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet